Subsequent events (Details Narrative) - Accredited investor [Member]	Oct. 15, 2018 USD ($) $ / shares shares
Statement Line Items [Line Items]
Proceeds receivable from private placement | $	$ 5,000,001
Common stock shares issuable under private placement | shares	1,666,667
Share price | $ / shares	$ 3.00